Material related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Key Management Personnel Remuneration

Remuneration for key management personnel of the Group, including amounts paid to the Company’s directors (excluding independent non-executive directors) as disclosed in Note 57, is as follows:

	2017	2016	2015
	RMB ’000	RMB ’000	RMB ’000
Salaries, wages and welfare	12,151	8,219	8,907
Retirement scheme contributions	1,841	1,594	1,868

	13,992	9,813	10,775

	2017	2016	2015
	RMB ’000	RMB ’000	RMB ’000
Directors and supervisors (Note 57)	2,952	2,159	2,471
Senior management	11,040	7,654	8,304

	13,992	9,813	10,775

Details of Significant Transactions with Related Parties

Details of the significant transactions carried out by the Group are as follows:

	Note	2017 RMB million	2016 RMB million	2015 RMB million
Income received from the CSAH Group
Charter flight and pallet income	(i)	—	—	19
Cargo handling income and rental income	(i)	3	6	1
Aviation material sales income	(ii)	4	—	—
Rental income	(iii)	7	—	—
Others		1	1	2

Expenses paid to the CSAH Group
Cargo handling charges	(i)	112	117	109
Commission expenses	(i)	44	99	98
Maintenance material purchase expense and lease charges for aviation material	(ii)	43	—	—
Software service expenses	(ii)	4	—	—
Air catering supplies expenses	(iii)	125	124	100
Repairing charges	(iv)	1,537	1,877	1,324
Lease charges for land and buildings	(v)	189	193	193
Handling charges	(vi)	—	60	114
Property management fee	(vii)	72	70	73
Others		12	14	6

Expenses paid to joint ventures and associates
Repairing charges	(ix)	2,424	2,032	1,714
Maintenance material purchase expenses	(ix)	68	41	29
Flight simulation service charges	(x)	194	342	324
Training expenses	(xi)	36	110	112
Ground service expenses	(xii)	123	120	119
Air catering supplies	(xiii)	109	115	108
Advertising expenses	(xiv)	74	71	67
Property management fee	(xv)	26	—	—
Others		6	3	4

Income received from joint ventures and associates
Maintenance material sales and handling income	(xvi)	28	10	—
Disposal of equipment	(xvi)	—	39	—
Rental income	(x)	27	37	37
Entrustment income for advertising media business	(xiv)	20	22	21
Repairing income	(xvii)	1	12	12
Air catering supplies expenses	(xvii)	26	23	23
Commission income	(xviii)	26	26	17
Ground service income	(xix)	10	9	8
Labor service income	(xx)	15	—	—
Others		3	4	3

Income received from other related company
Air tickets income	(xxi)	6	9	10

Expenses paid to other related company
Advertising expenses	(xxi)	10	9	—
Computer reservation services	(xxii)	576	523	515
Aviation supplies expenses	(xxiii)	39	36	—
Canteen Service	(xxiii)	15	—	—
Others		4	—	—

Acquisition from CSAH Group
Acquisition of a subsidiary	(vi)&(xiv)	47	400	—
Acquisition of property, plant and equipment	(xxiv)	—	56	—

Leases from CSAH Group
Finance lease of aircraft	(viii)	6,831	—	—

(i)	China Southern Airlines Group Ground Services Co., Ltd. (“GSC”), is a wholly-owned subsidiary of CSAH. Cargo handling income/charges are earned/payable by the Group in respect of the cargo handling services with GSC.

Commission is earned by GSC in connection with the air tickets sold by them on behalf of the Group. Commission is calculated based on the rates stipulated by the Civil Aviation Administration of China and International Air Transportation Association.

In addition, the Group leased certain equipment to GSC under operating lease agreements.

(ii)	China Aviation Supplies Holding Company (“CASC”), a joint venture of CSAH.

The Group purchases software service, as well as purchases and leases maintenance material and from CASC, and CASC also purchases maintenance material from the Group.

(iii)	Shenzhen Air Catering Co., Ltd. (“SACC”), a joint venture of CSAH.

Air catering supplies income/expenses are earned/payable by the Group in respect of certain in-flight meals and related services with SACC.

In addition, the Group leased certain buildings to SACC under operating lease agreements.

(iv)	MTU Maintenance Zhuhai Co., Ltd., a joint venture of CSAH, provides comprehensive maintenance services to the Group.

(v)	The Group leases certain land and buildings in the PRC from CSAH Group. The amount represents rental payments for land and buildings paid or payable to CSAH Group.

(vi)	The Group acquires aircraft, flight equipment and other airline-related facilities through SAIETC and pays handling charges to SAIETC, which used to be a wholly-owned subsidiary of CSAH. In August 2016, the Company acquired 100% equity interests in SAIETC from CSAH at a consideration of approximately RMB400 million. SAIETC became a wholly-owned subsidiary of the Company since then.
(vii)	China Southern Airlines Group Property Management Co., Ltd., a wholly-owned subsidiary of CSAH. Citic Southern Airlines Construction and Development Company Limited, an associate of CSAH. Both of them provide property management services to the Group.
(viii)	China Southern Airlines International Finance Leasing Co., Ltd., a wholly-owned subsidiary of CSAH, provides financial lease of aircraft services to the Group.
(ix)	GAMECO and Shenyang Northern Aircraft Maintenance Ltd., joint ventures of the Group, provide comprehensive maintenance services to the Group.

The Group also purchases maintenance material from GAMECO.

(x)	Zhuhai Xiang Yi, a joint venture of the Group, provides flight simulation services to the Group. In addition, the Group leased certain flight training facilities and buildings to Zhuhai Xiang Yi under operating lease agreements.

In July 2017, the Company acquired 49% equity interests in Zhuhai Xiang Yi, which then became a wholly-owned subsidiary of the Company upon completion of the acquisition (Note 24(iv)). The amount represents the transactions in 2017 which incurred prior to the acquisition.

(xi)	Flying College, a joint venture of the Group, provides training services to the Group.
(xii)	Beijing Aviation Ground Services Co., Ltd., and Shenyang Konggang Logistic Co., Ltd., associates of the Group provides ground service to the Group.
(xiii)	Beijing Airport Inflight Kitchen Co., Ltd., is an associate of the Group and provides air catering related services to the Group.
(xiv)	SACM, an associate of the Group, provides advertising services to the Group.

XACM, originally an associate of Xiamen Airlines with 49% equity interests held, also a subsidiary of SACM, provided advertising service to Xiamen Airlines. In October 2017, Xiamen Airlines acquired the remaining 51% equity interests in XACM at a consideration of RMB47 million. XACM became a wholly-owned subsidiary of Xiamen Airlines upon completion of the acquisition since then (Note 24(v)). Xiamen Airlines provides certain media resources to Xiamen Airlines Media Co., Ltd., before the acquisition.

(xv)	Xinjiang Civil Aviation Property Management Ltd., an associate of the Group, provides property management services to the Group.
(xvi)	The Group imports and sales maintenance material to GAMECO and earns maintenance material sales and handling income. The Group disposed of equipment to GAMECO in 2016.
(xvii)	The Group provides repairing service and Air catering supplies service to Sichuan Airlines.
(xviii)	The Group provides certain website resources to SA Finance for the sales of air insurance.
(xix)	The Group provides ground services to Shenyang Konggang Logistic Co., Ltd., and Sichuan Airlines, which are associates of the Group.
(xx)	The Group provides labor service to Shenyang Northern Aircraft Maintenance Limited, and the charge rates are determined by reference to prevailing market price.
(xxi)	Phoenix Satellite Television Holdings Ltd., (“the Phoenix Group”) is a related party of the Group as the board chairman of the Phoenix Group was appointed as a non-executive director of the Group. It provides advertising services to the Group.

In addition, the Group sells tickets to the Phoenix Group on market price.

(xxii)	China Travel Sky Holding Company is a related party of the Group as a director of the Group was appointed as the director of China Travel Sky Holding Company. It provides computer reservation services to the Group.
(xxiii)	The Chairman of Guangdong Southern Airline Pearl Aviation Services Company Limited (“Pearl Aviation Services”) is the executive director of the Company. The Group purchases aviation supplies and canteen services from Pearl Aviation Services.
(xxiv)	The Group acquires properties from Citic Southern Airlines Construction and Development Company Limited, which is an associate of CSAH.

Details of Balances with Related Parties
(i)	Loans from related parties

The unsecured loans are repayable as follows:

	2017	2016
	RMB million	RMB million
Within 1 year	273	—
After 1 year but within 2 years	58	—
After 2 years but within 5 years	100	—

	431	—

(ii)	Entrusted loans from CSAH

The unsecured entrusted loans are repayable as follows:

		2017	2016
	Note	RMB million	RMB million
Within 1 year	37(e)	105	105

(iii)	Deposits placed with SA Finance

As at December 31, 2017, the Group’s deposits with SA Finance are presented in the table below. The applicable interest rates are determined in accordance with the rates published by the PBOC.

	2017	2016
	RMB million	RMB million
Deposits placed with SA Finance	6,095	3,759

Southern Airlines Group Finance Co., Ltd [member]
Details of Balances with Related Parties

Details of amounts due from/to the CSAH Group, associates, joint ventures and other related company of the Group:

		2017	2016
	Note	RMB million	RMB million
Receivables:
The CSAH Group		9	7
Associates		18	15
Joint ventures		49	76

	41(a)	76	98

		2017	2016
	Note	RMB million	RMB million
Prepayments of acquisition of long-term assets:
The CSAH Group		160	—

	31 & 41(a)	160	—

		2017	2016
	Note	RMB million	RMB million
Payables:
The CSAH Group		50	21
Associates		1	4
A joint venture		48	76
Other related companies		2	2

	41(b)	101	103

	2017	2016
	RMB million	RMB million
Accrued expenses:
The CSAH Group	1,023	1,117
Associates	95	121
Joint ventures	1,086	864
Other related companies	571	256

	2,775	2,358

	2017	2016
	RMB million	RMB million
Obligations under finance leases:
The CSAH Group	6,656	—

	6,656	—